Segmental reporting	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting

Analysis of results by business
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
Half year ended 30.06.22	£m	£m	£m	£m
Total income	8,086	1,992	(88)	9,990
Credit impairment (charge)/release	(31)	(278)	16	(293)
Net operating income/(expense)	8,055	1,714	(72)	9,697
Operating expenses	(3,912)	(1,285)	(62)	(5,259)
Litigation and conduct	(1,632)	(200)	(1)	(1,833)
Total operating expenses	(5,544)	(1,485)	(63)	(7,092)
Other net income[2]	—	—	—	—
Profit/(loss) before tax	2,511	229	(135)	2,605

As at 30.06.22	£bn	£bn	£bn	£bn
Total assets	1,179.5	80.4	12.8	1,272.7

				Restated[1]
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
Half year ended 30.06.21	£m	£m	£m	£m
Total income	6,632	1,649	(92)	8,189
Credit impairment release	260	22	6	288
Net operating income/(expense)	6,892	1,671	(86)	8,477
Operating expenses	(3,617)	(1,126)	(316)	(5,059)
Litigation and conduct	(79)	(82)	(3)	(164)
Total operating expenses	(3,696)	(1,208)	(319)	(5,223)
Other net income[2]	3	—	—	3
Profit/(loss) before tax	3,199	463	(405)	3,257

As at 31.12.21	£bn	£bn	£bn	£bn
Total assets	986.2	64.4	11.2	1,061.8
12021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
2Other net income represents the share of post-tax results of associates and joint ventures and profit (or loss) on disposal of subsidiaries, associates and joint ventures.

Split of income by geographic region[1]
	Half year ended 30.06.22	Half year ended 30.06.21
	£m	£m
United Kingdom	4,674	2,698
Europe	1,310	1,213
Americas	3,276	3,676
Africa and Middle East	31	20
Asia	699	582
Total	9,990	8,189
1The geographical analysis is based on the location of the office where the transactions are recorded.